Related party disclosures - Additional Information (Detail) - Barclay associate [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Loan to and from material associate investment (offset in accordance with IAS32)	$ 237	$ 237
Average interest rate on interest payable and receivable relating to loan to and from material associate investment	2.00%	1.40%
Short-term advances made to material associate investment and repaid			$ 22